Document and Entity Information Document		6 Months Ended
	Jul. 18, 2019	Jun. 30, 2019
Document Information [Line Items]
Amendment Flag		false
Entity Registrant Name		SUNTRUST BANKS INC
Document Period End Date	Jul. 18, 2019
Document Type		8-K
Entity Incorporation, State or Country Code		2Q
Entity File Number		001-08918
Entity Tax Identification Number		58-1575035
Written Communications		true
Entity Address, Address Line One		303 Peachtree Street, N.E.,
Entity Address, City or Town		Atlanta,
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		30308
City Area Code		(800)
Local Phone Number		786-8787
Entity Central Index Key		0000750556
Entity Emerging Growth Company		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Trading Symbol		STI
Security Exchange Name		NYSE
Title of 12(b) Security		Common Stock
Preferred Class A [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Trading Symbol		STI PRA
Security Exchange Name		NYSE
Title of 12(b) Security		Series A Preferred Stock
Preferred Class B [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Trading Symbol		STI/PRI
Security Exchange Name		NYSE
Title of 12(b) Security		Series B Preferred Stock